UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litman Gregory Asset Management, LLC
Address: 4 Orinda Way, Suite 200-D
         Orinda, CA  94563

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Ceccarelli
Title:     Chief Compliance Officer
Phone:     925-253-5244

Signature, Place, and Date of Signing:

 /s/  Jennifer Ceccarelli     Orinda, CA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $113,800 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     S&P 100 IDX FD   464287101     1669    25807 SH       SOLE                    25807        0        0
ISHARES TR                     CORE S&P500 ETF  464287200     5994    41876 SH       SOLE                    41876        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     4847   109291 SH       SOLE                   109291        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440     3026    28154 SH       SOLE                    28154        0        0
ISHARES TR                     RUSSELL 2000     464287655      656     7780 SH       SOLE                     7780        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663     2724    46354 SH       SOLE                    46354        0        0
PIMCO ETF TR                   TOTL RETN ETF    72201R775     6182    56686 SH       SOLE                    56686        0        0
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109     6346    48600 SH       SOLE                    48600        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     5870    80101 SH       SOLE                    80101        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    48473  1088541 SH       SOLE                  1088541        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874    19265   394455 SH       SOLE                   394455        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     6635   188321 SH       SOLE                   188321        0        0
WISDOMTREE TRUST               EQTY INC ETF     97717W208      728    15903 SH       SOLE                    15903        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281     1385    28016 SH       SOLE                    28016        0        0